DEFERRED CHARGES	12 Months Ended
Jul. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED CHARGES

9. DEFERRED CHARGES:

Deferred charges for the fiscal years ended July 31, 2025 and 2024 consist of the following:

	July 31, 2025		July 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Leasing brokerage commissions	$6,463,376	$3,000,205	$6,350,308	$2,794,954
Deferred Mortgage Placement Cost	35,000	—	—	—
Professional fees for leasing	81,826	62,180	81,826	56,595
Total	$6,580,202	$3,062,385	$6,432,134	$2,851,549

The aggregate amortization expense for the periods ended July 31, 2025 and July 31, 2024 were $506,044, and $502,829, respectively.

The weighted average life of current year additions to deferred charges was approximately ten years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Year Ended July 31	Amortization
2026	$506,404
2027	$457,859
2028	$449,443
2029	$410,331
2030	$314,668